Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	$ (19,577)		$ (71,815)
Interest expense
Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Reclassification for Discontinuance, before Tax	(2,244)		(9,646)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 22		$ 430
Effective Portion Recognized in AOCI		$ 1,437		$ 6,527
Effective Portion Reclassified from AOCI		37		(211)
Ineffective Portion		$ 0		$ 740